SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE: (Tables)	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL AND CAPITAL IN EXCESS OF PAR VALUE:
Schedule of changes in share capital and capital in excess of par value

	Common Stock		Class B Common Stock		Treasury Stock		Capital in Excess of Par
	Shares	Amount	Shares	Amount	Shares	Amount	Value
	(000’s)		(000’s)		(000’s)
Balance at January 1, 2009	35,658	$24,762	19,357	$13,442	(65)	$(1,992)	$470,927
Issuance of 3% stock dividend	1,064	739	580	403	(2)	—	31,396
Conversion of Class B common shares to common shares	18	12	(18)	(12)	—	—	—
Purchase and retirement of common shares	(938)	(651)	—	—	—	—	(20,073)
Balance at December 31, 2009	35,802	24,862	19,919	13,833	(67)	(1,992)	482,250
Issuance of 3% stock dividend	1,070	743	597	414	(2)	—	45,526
Conversion of Class B common shares to common shares	50	35	(50)	(35)	—	—	—
Purchase and retirement of common shares	(865)	(600)	—	—	—	—	(22,281)
Balance at December 31, 2010	36,057	25,040	20,466	14,212	(69)	(1,992)	505,495
Issuance of 3% stock dividend	1,077	748	612	426	(2)	—	45,880
Conversion of Class B common shares to common shares	53	37	(53)	(37)	—	—	—
Purchase and retirement of common shares	(708)	(492)	—	—	—	—	(17,698)
Balance at December 31, 2011	36,479	$25,333	21,025	$14,601	(71)	$(1,992)	$533,677

Schedule of shares purchased and retired

Year	Total Number of Shares Purchased (000’s)	Average Price Paid Per Share
2011	708	$25.64
2010	865	$26.41
2009	938	$22.05